UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 – September 30, 2019

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Equity Securities - 94.8%
Common Stock - 94.8%
Communication Services - 1.9%
197,175	America Movil SAB de CV, ADR	$2,930,020
1,719	Cisco Systems, Inc.	84,936
162,738	Telefonica SA, ADR	1,236,809
6,845	Viacom, Inc., Class B	164,485
		4,416,250
Consumer Cyclicals - 1.4%
1,241	Booking Holdings, Inc. (a)	2,435,599
13,675	DR Horton, Inc.	720,809
		3,156,408
Consumer Discretionary - 6.8%
91,179	Arcos Dorados Holdings, Inc., Class A	612,723
34,000	Becle SAB de CV	49,300
51,460	Comcast Corp., Class A	2,319,817
12,465	CVS Health Corp.	786,168
112,077	Discovery, Inc., Class A (a)	2,984,611
4,641	Discovery, Inc., Class C (a)	114,261
100	Domino's Pizza, Inc.	24,459
16,250	General Motors Co.	609,050
168,238	Lincoln Educational Services Corp. (a)	349,935
18,550	Lowe's Cos., Inc.	2,039,758
5,756	McDonald's Corp.	1,235,871
52,302	Sally Beauty Holdings, Inc. (a)	778,777
1,176	The Andersons, Inc.	26,378
4,725	The Home Depot, Inc.	1,096,294
12,850	Walmart, Inc.	1,525,038
7,050	Yum China Holdings, Inc.	320,281
7,050	Yum! Brands, Inc.	799,681
		15,672,402
Consumer Staples - 17.1%
65,455	Altria Group, Inc.	2,677,109
34,055	British American Tobacco PLC, ADR	1,256,630
13,200	Coca-Cola HBC AG, ADR (a)	428,340
4,135	Diageo PLC, ADR	676,155
2,214	Lamb Weston Holdings, Inc.	161,002
50,327	Molson Coors Brewing Co., Class B	2,893,802
34,800	Monster Beverage Corp. (a)	2,020,488
62,895	PepsiCo., Inc.	8,622,905
84,525	Philip Morris International, Inc.	6,417,983
83,280	Tesco PLC, ADR	736,195
51,300	The Coca-Cola Co.	2,792,772
2,845	The J.M. Smucker Co.	313,007
203,368	The Kroger Co.	5,242,827
8,525	The Procter & Gamble Co.	1,060,340
63,421	Unilever NV, ADR	3,807,163
		39,106,718
Energy - 4.0%
144,810	BP PLC, ADR	5,501,332
7,430	Chevron Corp.	881,198
13,600	ConocoPhillips	774,928
7,800	Phillips 66	798,720
14,415	Valero Energy Corp.	1,228,735
		9,184,913
Financials - 23.1%
53,260	Aflac, Inc.	2,786,563
49,445	American International Group, Inc.	2,754,087
2,480	Ameriprise Financial, Inc.	364,808
201,699	Bank of America Corp.	5,883,560
16,545	Berkshire Hathaway, Inc., Class B (a)	3,441,691
67,374	Central Pacific Financial Corp.	1,913,422
25,975	Citigroup, Inc.	1,794,353
5,616	Colliers International Group, Inc.	421,481
132,268	Credit Suisse Group AG, ADR	1,614,992
5,616	FirstService Corp.	576,033
63,668	Franklin Resources, Inc.	1,837,458
2,025	Marsh & McLennan Cos., Inc.	202,601
47,550	Mastercard, Inc., Class A	12,913,154
1,100	PayPal Holdings, Inc. (a)	113,949
152,625	The Bank of New York Mellon Corp.	6,900,176
18,918	The Travelers Cos., Inc.	2,812,917
7,350	U.S. Bancorp	406,749
15,249	Unum Group	453,200
31,600	Visa, Inc., Class A	5,435,516
4,350	Waddell & Reed Financial, Inc., Class A	74,733
4,400	Wells Fargo & Co.	221,936
		52,923,379
Health Care - 24.1%
44,051	Abbott Laboratories	3,685,747
2,900	Alkermes PLC (a)	56,579
4,230	Allergan PLC	711,867
740	Amgen, Inc.	143,198
18,731	Anthem, Inc.	4,497,313
12,000	Becton Dickinson and Co.	3,035,520
12,190	Biogen, Inc. (a)	2,838,076
13,490	Cigna Corp.	2,047,647
51,240	Johnson & Johnson	6,629,431
81,368	Medtronic PLC	8,838,192
74,249	Merck & Co., Inc.	6,250,281
7,282	Pfizer, Inc.	261,642
22,337	Quest Diagnostics, Inc.	2,390,729
145,000	Sundial Growers, Inc. (a)	695,275
39,676	UnitedHealth Group, Inc.	8,622,388
32,400	Zimmer Biomet Holdings, Inc.	4,447,548
		55,151,433
Industrials - 4.1%
1,240	Caterpillar, Inc.	156,625
122,841	Corning, Inc.	3,503,425
3,695	FedEx Corp.	537,881
27,157	Gates Industrial Corp. PLC (a)	273,471
88,671	Manitex International, Inc. (a)	589,662
11,500	Raytheon Co.	2,256,185
2,780	The Boeing Co.	1,057,707
7,795	United Parcel Service, Inc., Class B	933,997
		9,308,953
Information Technology - 8.2%
1,742	Alphabet, Inc., Class A (a)	2,127,226
35,910	Cerner Corp.	2,447,985
16,675	Cognizant Technology Solutions Corp., Class A	1,004,919
3,155	Facebook, Inc., Class A (a)	561,842
57,887	Microsoft Corp.	8,048,030
82,320	Oracle Corp.	4,530,069
		18,720,071
Materials - 3.7%
14,225	Celanese Corp., Class A	1,739,575
28,458	Corteva, Inc.	796,824
28,458	Dow, Inc.	1,356,024
28,458	DuPont de Nemours, Inc.	2,029,340
26,505	LyondellBasell Industries NV, Class A	2,371,402
4,980	The Mosaic Co.	102,090
		8,395,255
Telecommunications - 0.1%
22,075	CenturyLink, Inc.	275,496

1

AUXIER FOCUS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Transportation - 0.3%
2,550	Delta Air Lines, Inc.	$146,880
3,110	Union Pacific Corp.	503,758
		650,638
Total Common Stock (Cost $116,141,233)		216,961,916
Total Equity Securities (Cost $116,141,233)		216,961,916

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 4.5%
Corporate Non-Convertible Bonds - 0.8%
Financials - 0.6%
$500,000	JPMorgan Chase & Co. (callable at 100) (b)(c)	4.63%	11/01/22	490,395
400,000	SunTrust Banks, Inc. (callable at 100) (b)(c)	5.13	12/15/27	401,360
500,000	The Goldman Sachs Group, Inc. (callable at 100) (b)(c)	5.00	11/10/22	491,610
				1,383,365
Industrials - 0.2%
450,000	General Electric Co. (callable at 100) (b)(c)	5.00	01/21/21	427,622
Total Corporate Non-Convertible Bonds (Cost $1,815,432)				1,810,987
U.S. Government & Agency Obligations - 3.7%
U.S. Treasury Securities - 3.7%
3,500,000	U.S. Treasury Bill (d)	2.01	10/01/19	3,500,000
5,000,000	U.S. Treasury Bill (d)	1.76	10/22/19	4,994,745
				8,494,745
Total U.S. Government & Agency Obligations (Cost $8,494,881)				8,494,745
Total Fixed Income Securities (Cost $10,310,313)				10,305,732
Investments, at value - 99.3% (Cost $126,451,546)				$227,267,648
Other Assets & Liabilities, Net - 0.7%				1,618,908
Net Assets - 100.0%				$228,886,556

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2019.
(c)	Perpetual maturity security.
(d)	Zero coupon bond. Interest rate presented is yield to maturity.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Communication Services	$4,416,250	$–	$–	$4,416,250
Consumer Cyclicals	3,156,408	–	–	3,156,408
Consumer Discretionary	15,672,402	–	–	15,672,402
Consumer Staples	39,106,718	–	–	39,106,718
Energy	9,184,913	–	–	9,184,913
Financials	52,923,379	–	–	52,923,379
Health Care	55,151,433	–	–	55,151,433
Industrials	9,308,953	–	–	9,308,953
Information Technology	18,720,071	–	–	18,720,071
Materials	8,395,255	–	–	8,395,255
Telecommunications	275,496	–	–	275,496
Transportation	650,638	–	–	650,638
Corporate Non-Convertible Bonds	–	1,810,987	–	1,810,987
U.S. Government & Agency Obligations	–	8,494,745	–	8,494,745
Investments at Value	$216,961,916	$10,305,732	$–	$227,267,648

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

DF DENT PREMIER GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 98.7%
Communication Services - 3.7%
6,900	Alphabet, Inc., Class C (a)	$8,411,100
Consumer Discretionary - 6.0%
4,200	Amazon.com, Inc. (a)	7,290,822
70,000	CarMax, Inc. (a)	6,160,000
		13,450,822
Financials - 10.1%
7,100	Markel Corp. (a)	8,391,490
27,000	Moody's Corp.	5,530,410
36,000	S&P Global, Inc.	8,819,280
		22,741,180
Health Care - 17.0%
30,800	Bio-Techne Corp.	6,026,636
49,000	Danaher Corp.	7,077,070
22,700	Illumina, Inc. (a)	6,905,794
12,000	Intuitive Surgical, Inc. (a)	6,479,160
13,300	Teleflex, Inc.	4,518,675
24,800	Thermo Fisher Scientific, Inc.	7,223,496
		38,230,831
Industrials - 16.4%
6,000	CoStar Group, Inc. (a)	3,559,200
164,000	Fastenal Co.	5,357,880
19,700	Roper Technologies, Inc.	7,025,020
13,000	TransDigm Group, Inc. (a)	6,768,710
48,000	Verisk Analytics, Inc.	7,590,720
73,000	Waste Connections, Inc.	6,716,000
		37,017,530
Information Technology - 29.7%
33,700	ANSYS, Inc. (a)	7,459,832
81,500	Black Knight, Inc. (a)	4,976,390
143,000	Blackline, Inc. (a)	6,836,830
142,000	Brooks Automation, Inc.	5,258,260
45,000	Envestnet, Inc. (a)	2,551,500
30,000	Mastercard, Inc., Class A	8,147,100
22,000	Okta, Inc. (a)	2,166,120
67,700	PROS Holdings, Inc. (a)	4,034,920
36,000	Qualys, Inc. (a)	2,720,520
31,800	Tyler Technologies, Inc. (a)	8,347,500
84,000	Visa, Inc., Class A	14,448,840
		66,947,812
Materials - 7.8%
52,000	Ecolab, Inc.	10,298,080
48,800	Vulcan Materials Co.	7,380,512
		17,678,592
Real Estate - 8.0%
29,000	American Tower Corp. REIT	6,412,770
139,000	CBRE Group, Inc., Class A (a)	7,368,390
17,600	SBA Communications Corp. REIT	4,244,240
		18,025,400
Total Common Stock (Cost $115,876,395)		222,503,267
Investments, at value - 98.7% (Cost $115,876,395)		$222,503,267
Other Assets & Liabilities, Net - 1.3%		3,009,584
Net Assets - 100.0%		$225,512,851

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DF DENT GROWTH FUNDS

1

DF DENT PREMIER GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$222,503,267
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$222,503,267

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT MIDCAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 95.9%
Communication Services - 1.5%
1,905	Cable One, Inc.	$2,390,204
Consumer Discretionary - 2.7%
48,822	CarMax, Inc. (a)	4,296,336
Financials - 9.5%
6,888	Markel Corp. (a)	8,140,927
29,141	Moody's Corp.	5,968,951
15,745	SEI Investments Co.	932,970
		15,042,848
Health Care - 11.3%
29,014	Bio-Techne Corp.	5,677,169
18,919	Illumina, Inc. (a)	5,755,538
5,619	Intuitive Surgical, Inc. (a)	3,033,867
9,714	Teleflex, Inc.	3,300,332
		17,766,906
Industrials - 26.1%
7,619	CoStar Group, Inc. (a)	4,519,591
141,006	Fastenal Co.	4,606,666
95,676	Healthcare Services Group, Inc.	2,323,970
15,935	Roper Technologies, Inc.	5,682,421
11,174	TransDigm Group, Inc. (a)	5,817,966
35,934	TransUnion	2,914,607
56,663	Verisk Analytics, Inc.	8,960,687
68,186	Waste Connections, Inc.	6,273,112
		41,099,020
Information Technology - 27.4%
30,379	ANSYS, Inc. (a)	6,724,695
78,852	Black Knight, Inc. (a)	4,814,703
122,004	Blackline, Inc. (a)	5,833,011
115,167	Brooks Automation, Inc.	4,264,634
38,886	Envestnet, Inc. (a)	2,204,836
19,237	Okta, Inc. (a)	1,894,075
70,027	PROS Holdings, Inc. (a)	4,173,609
30,677	Qualys, Inc. (a)	2,318,261
70,313	Trimble, Inc. (a)	2,728,848
31,331	Tyler Technologies, Inc. (a)	8,224,388
		43,181,060
Materials - 9.5%
40,061	Ecolab, Inc.	7,933,680
46,600	Vulcan Materials Co.	7,047,784
		14,981,464
Real Estate - 7.9%
119,230	CBRE Group, Inc., Class A (a)	6,320,382
25,649	SBA Communications Corp. REIT	6,185,257
		12,505,639
Total Common Stock (Cost $122,286,680)		151,263,477
Investments, at value - 95.9% (Cost $122,286,680)		$151,263,477
Other Assets & Liabilities, Net - 4.1%		6,540,217
Net Assets - 100.0%		$157,803,694

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DF DENT GROWTH FUNDS

1

DF DENT MIDCAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$151,263,477
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$151,263,477

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Shares	Security Description	Value
Common Stock - 97.0%
Communication Services - 6.2%
399	Cable One, Inc.	$500,625
8,601	Cogent Communications Holdings, Inc.	473,915
9,658	Eventbrite, Inc., Class A (a)	171,043
		1,145,583
Consumer Discretionary - 7.0%
3,382	Bright Horizons Family Solutions, Inc. (a)	515,755
5,847	Monro, Inc.	461,971
2,904	Wayfair, Inc., Class A (a)	325,597
		1,303,323
Consumer Staples - 4.1%
3,833	Calavo Growers, Inc.	364,825
4,629	MGP Ingredients, Inc.	229,969
952	WD-40 Co.	174,730
		769,524
Financials - 4.2%
9,102	Hamilton Lane, Inc., Class A	518,450
10,127	Trupanion, Inc. (a)	257,428
		775,878
Health Care - 15.9%
3,520	Bio-Techne Corp.	688,759
4,213	Cantel Medical Corp.	315,133
2,516	DexCom, Inc. (a)	375,488
6,579	LeMaitre Vascular, Inc.	224,870
2,490	Mesa Laboratories, Inc.	592,047
9,643	OrthoPediatrics Corp. (a)	340,012
4,274	Teladoc Health, Inc. (a)	289,435
13,111	Vapotherm, Inc. (a)	124,161
		2,949,905
Industrials - 26.2%
5,631	Beacon Roofing Supply, Inc. (a)	188,807
301	CoStar Group, Inc. (a)	178,553
14,287	Douglas Dynamics, Inc.	636,772
3,675	Exponent, Inc.	256,882
4,868	Genesee & Wyoming, Inc., Class A (a)	537,963
15,226	Healthcare Services Group, Inc.	369,840
5,850	HEICO Corp., Class A	569,264
5,997	Helios Technologies, Inc.	243,298
4,303	IAA, Inc. (a)	179,564
3,893	John Bean Technologies Corp.	387,081
7,609	SiteOne Landscape Supply, Inc. (a)	563,218
2,721	The Middleby Corp. (a)	318,085
3,356	Trex Co., Inc. (a)	305,161
876	Watsco, Inc.	148,202
		4,882,690
Information Technology - 33.4%
7,170	Black Knight, Inc. (a)	437,800
11,302	Blackline, Inc. (a)	540,349
14,061	Brooks Automation, Inc.	520,679
943	Coupa Software, Inc. (a)	122,185
6,463	Envestnet, Inc. (a)	366,452
7,246	EVERTEC, Inc.	226,220
20,518	Evo Payments, Inc., Class A (a)	576,966
5,606	Guidewire Software, Inc. (a)	590,760
1,373	Littelfuse, Inc.	243,447
6,552	Novanta, Inc. (a)	535,429
2,112	Okta, Inc. (a)	207,948
8,080	PROS Holdings, Inc. (a)	481,568
3,315	Qualys, Inc. (a)	250,515
4,391	The Descartes Systems Group, Inc. (a)	177,001
3,605	Tyler Technologies, Inc. (a)	946,312
		6,223,631
Total Common Stock (Cost $13,463,036)		18,050,534
Investments, at value - 97.0% (Cost $13,463,036)		$18,050,534
Other Assets & Liabilities, Net - 3.0%		551,707
Net Assets - 100.0%		$18,602,241

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of

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DF DENT SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$18,050,534
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$18,050,534

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 12, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 12, 2019